Filed pursuant to Rule 497(e)
Registration Nos. 333-174574; 811-22563

MAIRS & POWER FUNDS TRUST (the “Trust”)
Mairs & Power Growth Fund
Mairs & Power Small Cap Fund

Supplement to the Statutory Prospectus and Summary Prospectus Dated April 30, 2020

As part of a transition plan established by Mairs & Power, Inc. (the “Adviser”), the investment adviser to the Mairs & Power Growth Fund (the “Growth Fund”) and the Mairs & Power Small Cap Fund (the “Small Cap Fund”), Mark L. Henneman will be stepping down as Co-Manager of the Growth Fund.  Andrew R. Adams, Lead Portfolio Manager, and Peter J. Johnson, Co-Manager, will continue to manage the Growth Fund.  In addition, Christopher D. Strom has been named Co-Manager of the Small Cap Fund.  Allen D. Steinkopf, Lead Portfolio Manager, and Andrew R. Adams, Co-Manager, will continue to manage the Small Cap Fund with Mr. Strom.  These changes are effective January 1, 2021.

1.
The Statutory Prospectus section entitled “Summary Section – Management” and the Summary Prospectus section entitled “Management” for the Growth Fund are each deleted in their entirety and replaced by the following:

Management
The Fund employs Mairs & Power, Inc. to manage the Fund’s investment portfolio.  The Fund’s portfolio managers are as follows:

Name/Primary Title with Fund	Primary Title with Adviser	Tenure with the Fund	Tenure with the Adviser*
Andrew R. Adams, Lead Portfolio Manager	Chief Investment Officer	Lead Portfolio Manager since April 1, 2019; Co-Manager from 2015 to April 1, 2019	Since 2006
Peter J. Johnson, Co-Manager	Investment Manager	Co-Manager since April 1, 2019	Since 2010
*Tenure with the Adviser is the year each individual started employment with the Adviser and may not align with their primary title with the Adviser.

2.
The Statutory Prospectus section entitled “Summary Section – Management” and the Summary Prospectus section entitled “Management” for the Small Cap Fund are each deleted in their entirety and replaced by the following:

Management
The Fund employs Mairs & Power, Inc. to manage the Fund’s investment portfolio. The Fund’s portfolio managers are as follows:

Name/Primary Title with Fund	Primary Title with Adviser	Tenure with the Fund	Tenure with the Adviser*
Allen D. Steinkopf, Lead Portfolio Manager	Investment Manager	Lead Portfolio Manager since April 1, 2019; Co-Manager from January 1, 2015 to April 1, 2019	Since 2013
Andrew R. Adams, Co-Manager	Chief Investment Officer	Co-Manager since April 1, 2019; Lead Portfolio Manager from 2011 to April 1, 2019	Since 2006
Christopher D. Strom, Co-Manager	Investment Manager	Co-Manager since January 1, 2021	Since 2017
 *Tenure with the Adviser is the year each individual started employment with the Adviser and may not align with their primary title with the Adviser.

3.	The Statutory Prospectus section entitled “Portfolio Managers” is deleted in its entirety and replaced by the following:

Portfolio Managers

Andrew R. Adams joined the Adviser in 2006 and has served as Executive Vice President since 2016 and Chief Investment Officer since 2018.  He previously served as Vice President and Investment Manager since joining the Adviser.  Mr. Adams has been primarily responsible for the day-to-day management of the Growth Fund as Lead Portfolio Manager since April 1, 2019.  Prior to such date, he was Co-Manager of the Growth Fund since 2015.  Mr. Adams has served as Co-Manager of the Small Cap Fund since April 1, 2019 and served as Lead Portfolio Manager of the Small Cap Fund from its inception in 2011 to April 1, 2019.  Mr. Adams has been Vice President of the Mairs & Power Funds Trust since 2011.  Mr. Adams began his career in 1997 as a securities analyst with Advantus Capital Management (now Securian Asset Management) where he also served as an investment officer prior to his departure in 2003.  Before joining the Adviser, Mr. Adams worked as a portfolio manager at U.S. Bancorp Asset Management (now Nuveen Asset Management) in Minneapolis, where he co-managed a small-cap blend mutual fund.  Mr. Adams earned a BBA from the University of Wisconsin, Madison in finance and mathematics.  He then earned an MS degree in finance, also from the University of Wisconsin, Madison, where he participated in the Applied Security Analysis Program.  Mr. Adams is a CFA charterholder as well as a Chartered Investment Counselor.

Peter J. Johnson joined the Adviser in 2010 and has served as Vice President and Investment Manager since 2014.  He previously served as Assistant Vice President and Analyst prior to 2014.  Mr. Johnson has served as Co-Manager of the Growth Fund since April 1, 2019.  Mr. Johnson began his career as an equity analyst with Ulland Investment Advisors in 2003. He also worked as an equity analyst intern for the State of Wisconsin Investment Board in Madison, WI prior to joining the Adviser.  Mr. Johnson earned a BA from Carleton College in Northfield, MN and went on to graduate with an MBA from the University of Wisconsin, Madison. Mr. Johnson is a CFA charterholder.

Kevin V. Earley joined the Adviser in 2013 and has served as Vice President and Investment Manager since joining the Adviser.  Mr. Earley has been primarily responsible for the day-to-day management of the Balanced Fund as Lead Portfolio Manager since April 1, 2018.  Prior to such date, he was Co-Manager of the Balanced Fund since January 1, 2015.  Mr. Earley has been Vice President of the Trust since 2018.  Mr. Earley began his investment career as an equity research analyst with First American Funds Advisors, later becoming a portfolio manager as part of that firm's mid- to large-value team.  In recent years, Mr. Earley had co-managed two mutual funds at Nuveen Asset Management.  Mr. Earley earned a BS in Finance from Santa Clara University and then earned his MBA with a concentration in finance from the University of Minnesota, Carlson School of Management.  Mr. Earley is a CFA charterholder as well as a Chartered Investment Counselor.

Robert (Bob) W. Thompson joined the Adviser in 2016 and has served as Vice President and Fixed Income Portfolio Manager since fall of 2016.  He previously served as Assistant Vice President since joining the Adviser.  Mr. Thompson has served as Co-Manager of the Balanced Fund since April 1, 2018.  Prior to joining the Adviser, Mr. Thompson was Vice President, Corporate Bonds at Advantus Capital Management (now Securian Asset Management), in St. Paul, MN from 2003 to 2016 and before that he worked for Lutheran Brotherhood (now Thrivent Financial).  Mr. Thompson earned a Bachelor of Accountancy from the University of North Dakota and a MBA in Finance from the University of Minnesota, Carlson School of Management. Mr. Thompson is a CFA charterholder and a Certified Public Accountant (inactive).

Allen D. Steinkopf joined the Adviser in 2013 and has served as Vice President and Investment Manager since joining the Adviser.  Mr. Steinkopf has been primarily responsible for the day-to-day management of the Small Cap Fund as Lead Portfolio Manager since April 1, 2019.  Prior to such date, he was Co-Manager from 2015 to April 1, 2019.  Mr. Steinkopf has been Vice President of the Trust since April 1, 2019.  Mr. Steinkopf began his career as a research analyst with MIMLIC Asset Management and later with an independent subsidiary of MIMLIC. He started at Advantus Capital Management (now Securian Asset Management) as assistant portfolio manager and senior analyst and eventually became co-manager of the Advantus Large Cap Growth Portfolio and the Advantus Balanced Fund.  In 2003, he joined US Bank/First American Funds Advisors, which later became Nuveen Investments. With Nuveen, Mr. Steinkopf was the Senior Manager of Small Cap Equity, and he directly managed a small cap core mutual fund.  Mr. Steinkopf earned BA (Mathematics) and BBA (Finance) degrees from the University of Wisconsin at Eau Claire and an MBA with a concentration in finance from the University of Minnesota, Carlson School of Management.  He is a CFA charterholder as well as a Chartered Investment Counselor.

Christopher D. Strom joined the Adviser in 2017 and has served as Vice President and Investment Manager of the Adviser since January 1, 2021.  Mr. Strom has served as Co-Manager of the Small Cap Fund since January 1, 2021.  He previously served as Assistant Vice President and Equity Analyst since joining the Adviser.  Prior to joining the Adviser, Mr. Strom was an analyst at Zuckerman Investment Group in Chicago, IL from 2010 to 2017 and, before that, he worked for Wells Fargo Investments and Riversource Investments (now Ameriprise).  Mr. Strom earned a Bachelor of Business Administration from the University of Minnesota-Duluth and an MBA – Applied Security Analysis Program from the University of Wisconsin-Madison.  Mr. Strom is a CFA charterholder.

Additional information about each portfolio manager's compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of shares in the Funds that they manage is available in the Funds’ SAI.

The date of this Supplement is January 4, 2021.

Please keep this Supplement with your records.